UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     October 19, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $97,196 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      223     4502 SH       SOLE                     4502        0        0
ADOBE SYS INC                  COM              00724F101     4844   146620 SH       SOLE                   128175        0    18445
AIR PRODS & CHEMS INC          COM              009158106      211     2716 SH       SOLE                     2716        0        0
ALCON INC                      COM SHS          h01301102      819     5905 SH       SOLE                      755        0     5150
AT&T INC                       COM              00206r102      437    16190 SH       SOLE                    16190        0        0
BECTON DICKINSON & CO          COM              075887109     3226    46247 SH       SOLE                    45797        0      450
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     4348    75295 SH       SOLE                    66050        0     9245
CISCO SYS INC                  COM              17275r102     4992   212082 SH       SOLE                   184472        0    27610
COLGATE PALMOLIVE CO           COM              194162103     3708    48610 SH       SOLE                    48125        0      485
DANAHER CORP DEL               COM              235851102     3820    56746 SH       SOLE                    56156        0      590
EXXON MOBIL CORP               COM              30231g102      923    13460 SH       SOLE                     1844        0    11616
GENERAL DYNAMICS CORP          COM              369550108      619     9575 SH       SOLE                      185        0     9390
GILEAD SCIENCES INC            COM              375558103      356     7650 SH       SOLE                        0        0     7650
GOOGLE INC                     CL A             38259p508     4235     8541 SH       SOLE                     7321        0     1220
ISHARES TR INDEX               S&P500 GRW       464287309     3665    67879 SH       SOLE                    66844        0     1035
JOHNSON & JOHNSON              COM              478160104     3438    56464 SH       SOLE                    55889        0      575
NOVO-NORDISK A S               ADR              670100205     4040    64175 SH       SOLE                    59565        0     4610
ORACLE CORP                    COM              68389x105     4042   193957 SH       SOLE                   167783        0    26174
PEPSICO INC                    COM              713448108     4189    71414 SH       SOLE                    61459        0     9955
PRAXAIR INC                    COM              74005p104     4549    55690 SH       SOLE                    47800        0     7890
PROCTER & GAMBLE CO            COM              742718109      722    12469 SH       SOLE                     1927        0    10542
SAP AG                         SPON ADR         803054204     4422    90479 SH       SOLE                    80054        0    10425
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    11181   748368 SH       SOLE                   649033        0    99335
SPDR TR                        UNIT SER 1       78462f103     2781    26336 SH       SOLE                    26336        0        0
STAPLES INC                    COM              855030102     3903   168101 SH       SOLE                   166446        0     1655
STRYKER CORP                   COM              863667101     3717    81820 SH       SOLE                    80915        0      905
SUNCOR ENERGY INC NEW          COM              867224107     5453   157789 SH       SOLE                   136014        0    21775
WAL MART STORES INC            COM              931142103     3164    64460 SH       SOLE                    57115        0     7345
WALGREEN CO                    COM              931422109     4276   114116 SH       SOLE                   104746        0     9370
ZIMMER HLDGS INC               COM              98956p102      893    16705 SH       SOLE                     1705        0    15000